SonicShares™ Global Shipping ETF

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

	Shares	Value
Common Stocks - 98.5%
Commercial Services - 0.3%
Inui Global Logistics Co. Ltd.	5,520	$71,065

Energy - Alternate Sources - 0.2%
Eneti, Inc.	8,259	50,710

Transportation - 98.0%
2020 Bulkers Ltd.	4,693	53,391
AP Moller - Maersk A/S - Class B	491	1,142,711
Ardmore Shipping Corp.	7,262	50,616
Atlas Corp.	90,599	970,315
BW LPG Ltd.	29,471	217,459
COSCO SHIPPING Development Co. Ltd. - H Share	761,758	152,411
COSCO SHIPPING Energy Transportation Co. Ltd. - H Share	268,854	171,311
COSCO SHIPPING Holdings Co. Ltd. - H Share	674,768	942,463
Costamare, Inc.	25,839	312,652
D/S Norden A/S	7,696	266,150
Danaos Corp.	4,315	272,276
Dfds A/S (1)	22,712	685,190
DHT Holdings, Inc.	35,850	219,760
Diana Shipping, Inc.	18,382	88,050
Dorian LPG Ltd.	8,594	130,629
Eagle Bulk Shipping, Inc.	2,940	152,527
Euronav NV	87,862	1,055,413
FLEX LNG Ltd.	11,253	310,263
Frontline Ltd.	42,446	376,072
GasLog Partners L.P.	10,839	60,156
Genco Shipping & Trading Ltd. (2)	9,045	174,749
Global Ship Lease, Inc.	7,916	130,772
Golden Ocean Group Ltd.	77,787	901,502
Grindrod Shipping Holdings Ltd.	3,933	67,451
Hapag-Lloyd AG	3,978	1,027,219
Heung-A Shipping Co. Ltd. (1)	51,181	81,991
HMM Co. Ltd.	60,609	1,148,322
Hoegh LNG Partners L.P.	7,077	63,622
International Seaways, Inc. (2)	10,683	226,480
Kawasaki Kisen Kaisha Ltd.	17,984	1,092,106
KNOT Offshore Partners L.P.	7,212	118,060
Korea Line Corp. (1)	65,622	132,417
Matson, Inc.	13,209	962,672
Mitsui OSK Lines Ltd.	55,679	1,272,557
MPC Container Ships ASA	92,030	181,503
Navigator Holdings Ltd. (1)	16,598	187,391
Navios Maritime Partners L.P.	6,480	149,040
Nordic American Tankers Ltd.	43,623	92,917
NS United Kaiun Kaisha Ltd.	4,961	134,565
Orient Overseas International Ltd.	44,275	1,173,602
Pacific Basin Shipping Ltd.	2,329,168	890,474
Pan Ocean Co. Ltd.	198,329	907,328
Pangaea Logistics Solutions Ltd.	9,711	49,332
Safe Bulkers, Inc.	26,002	99,328
Samudera Shipping Line Ltd.	110,413	59,899
Scorpio Tankers, Inc.	12,177	420,228
SFL Corp. Ltd.	28,856	273,843
SITC International Holdings Co. Ltd.	395,785	1,119,725
Star Bulk Carriers Corp.	38,529	962,840
Teekay Corp. (1)	21,549	62,061
Teekay Tankers Ltd. - Class A (1)	6,247	110,135
Wallenius Wilhelmsen ASA	104,104	558,994
ZIM Integrated Shipping Services Ltd.	22,679	1,071,129
		23,534,069
Total Common Stocks - 98.5%
(Cost $27,774,722)		23,655,844

Short-Term Investments - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 1.289% (3)	238,484	238,484
Total Short-Term Investments
(Cost $238,484)		238,484

Investments Purchased With Collateral From Securities Lending - 1.3%
Mount Vernon Liquid Assets Portfolio, LLC, 1.610% (3)	312,266	312,266
Total Investments Purchased With Collateral From Securities Lending
(Cost $312,266)		312,266

Total Investments in Securities - 100.8%
(Cost $28,325,472)		24,206,594
Liabilities in Excess of Other Assets - (0.8)%		(191,144)
Total Net Assets - 100.0%		$24,015,450

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of June 30, 2022. Total loaned securities had a value of $301,317 or 1.3% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of June 30, 2022.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The SonicShares™ Global Shipping ETF  (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$23,655,844	$–	$–	$23,655,844
Short-Term Investments	–	238,484	–	–	238,484
Investments Purchased With Collateral From Securities Lending (2)	312,266	–	–	–	312,266
Total Investments in Securities	$312,266	$23,894,328	$–	$–	$24,206,594

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.